Segment information - Segment revenues - Tabular disclosure (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	€ 20,769	€ 20,573
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	20,769	20,573
Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	20,769	20,573
Operating segments [member] | Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,645	3,495
Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,122	5,204
Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,673	4,764
Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,555	1,334
Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,062	3,863
Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,184	1,428
Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	529	485
Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(918)	(966)
Elimination of intersegment amounts [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(18)	(22)
Elimination of intersegment amounts [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(86)	(88)
Elimination of intersegment amounts [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(78)	(75)
Elimination of intersegment amounts [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(657)	(708)
Elimination of intersegment amounts [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(2)	(1)
Elimination of intersegment amounts [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(77)	(72)
Total Telecom activities and Orange Bank [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized		20,573
Total Telecom activities and Orange Bank [member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(1)	(2)
Inter-operating segments	(1)	(2)
Total Telecom activities and Orange Bank [member] | Elimination of intersegment amounts [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	0
Total Telecom activities and Orange Bank [member] | Elimination of intersegment amounts [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	0
Total Telecom activities and Orange Bank [member] | Elimination of intersegment amounts [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(1)	(2)
Total Telecom activities and Orange Bank [member] | Elimination of intersegment amounts [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	0
Total Telecom activities and Orange Bank [member] | Elimination of intersegment amounts [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	0
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	20,771	20,575
Inter-operating segments	1	2
Telecom activities, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	20,769	20,573
Telecom activities, operating segment [member] | Operating segments [member] | Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,645	3,495
Telecom activities, operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,122	5,204
Telecom activities, operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,673	4,764
Telecom activities, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,556	1,336
Telecom activities, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,062	3,863
Telecom activities, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,184	1,428
Telecom activities, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	529	485
France, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	9,024	8,874
Inter-operating segments	330	331
France, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	8,694	8,543
France, operating segment [member] | Operating segments [member] | Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,268	2,153
France, operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,124	1,168
France, operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,986	2,054
France, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,871	2,672
France, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	458	578
France, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	318	249
Spain, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,503	2,624
Inter-operating segments	17	22
Spain, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,486	2,602
Spain, operating segment [member] | Operating segments [member] | Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,020	1,049
Spain, operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	517	584
Spain, operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	238	254
Spain, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4	3
Spain, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	449	418
Spain, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	263	316
Spain, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	12
Europe (excluding France and Spain), operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,729	2,789
Inter-operating segments	37	41
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,693	2,748
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	357	293
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,008	1,065
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	308	326
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	143	84
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	506	530
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	348	401
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	58	90
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,845	2,737
Inter-operating segments	89	113
Africa and Middle-East, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,756	2,624
Africa and Middle-East, operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,164	2,042
Africa and Middle-East, operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	270	240
Africa and Middle-East, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	11	6
Africa and Middle-East, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	342	391
Africa and Middle-East, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	40	45
Africa and Middle-East, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	19	13
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,859	3,770
Inter-operating segments	192	187
Enterprise, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,667	3,583
Enterprise, operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	327	367
Enterprise, operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,958	1,978
Enterprise, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,475	1,318
Enterprise, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	21	18
Enterprise, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	77	89
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	728	747
Inter-operating segments	255	274
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	474	473
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	530	542
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	199	205
Telecom activities, operating segment, eliminations [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(918)	20,575
Telecom activities, operating segment, eliminations [member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized		(966)
Inter-operating segments	€ (918)	€ (966)